SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 7, 2019
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                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                            VALIC SEPARATE ACCOUNT A
                   Polaris Platinum Elite Variable Annuity
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This Rate Sheet Prospectus Supplement ("Rate Sheet Supplement") does not apply if you do not elect a living benefit feature.

This Rate Sheet Supplement provides the Income Credit Percentage, Maximum Annual Withdrawal Percentages and Protected Income Payment Percentages EFFECTIVE ON OR AFTER MARCH 30, 2020. This Rate Sheet Supplement must be used in conjunction with the prospectus dated October 7, 2019. If you need another copy of the Prospectus, please call our Annuity Service Center at
(800) 445-7862. All Rate Sheet Supplements are filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-201800.

THE RATES AND PERCENTAGES LISTED BELOW APPLY TO APPLICATIONS SIGNED ON OR AFTER MARCH 30, 2020. IN ORDER TO GET THESE TERMS, YOUR APPLICATION MUST BE SIGNED AND IN GOOD ORDER WHILE THIS RATE SHEET SUPPLEMENT IS IN EFFECT. IF YOU SIGN YOUR APPLICATION AFTER THIS RATE SHEET SUPPLEMENT IS NO LONGER IN EFFECT, YOU WILL RECEIVE THE TERMS THAT ARE IN EFFECT ON THE DATE THAT YOUR APPLICATION IS SIGNED IN GOOD ORDER. AFTER YOUR CONTRACT IS ISSUED, THE PERCENTAGES AND TERMS LISTED BELOW ARE GUARANTEED NOT TO CHANGE FOR THE LIFE OF YOUR CONTRACT.

AT LEAST 10 DAYS BEFORE WE CHANGE THE CURRENT TERMS FOR THE NEXT EFFECTIVE PERIOD, THE NEW TERMS AND EFFECTIVE PERIOD WILL BE FILED IN A NEW RATE SHEET SUPPLEMENT ON EDGAR AT WWW.SEC.GOV, FILE NUMBER 333-201800.

                          POLARIS INCOME PLUS FLEX

                          Income Credit Percentage
                      --------------------------------

         All references to the Income Credit Percentages are changed to:
                5.25% (as a percentage of the Income Credit Base)


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PERCENTAGE TABLE
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The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown:

-----------------     ---------------     ---------------     ---------------
Number of Covered     Polaris Income      Polaris Income      Polaris Income
Persons and Age of    Plus Flex Income    Plus Flex Income    Plus Flex Income
Covered Person(s)     Option 1            Option 2            Option 3
on the Activation
Date(1)
-----------------     ---------------     ---------------     ---------------
One Covered Person    3.50% / 3.00%(2)    3.50% / 3.00%(2)    2.75% / 2.75%
(Age 45 - 59)
-----------------     ---------------     ---------------     ---------------
One Covered Person    4.50% / 3.00%(2)    4.50% / 3.00%(2)    3.25% / 3.25%
(Age 60 - 64)
-----------------     ---------------     ---------------     ---------------
One Covered Person    6.00% / 4.00%       7.00% / 3.00%       4.75% / 4.75%
(Age 65 - 71)
-----------------     ---------------     ---------------     ---------------
One Covered Person    6.50% / 4.00%       7.50% / 3.00%       5.00% / 5.00%
(Age 72 and Older)
-----------------     ---------------     ---------------     ---------------
Two Covered Persons   3.00% / 3.00%(3)    3.00% / 3.00%(3)    2.50% / 2.50%
(Age 45 - 59)
-----------------     ---------------     ---------------     ---------------
Two Covered Persons   4.00% / 3.00%(3)    4.00% / 3.00%(3)    3.00% / 3.00%
(Age 60 - 64)
-----------------     ---------------     ---------------     ---------------
Two Covered Persons   5.50% / 4.00%       6.50% / 3.00%       4.25% / 4.25%
(Age 65 - 71)
-----------------     ---------------     ---------------     ---------------
Two Covered Persons   6.00% / 4.00%       7.00% / 3.00%       4.50% / 4.50%
(Age 72 and Older)

(1) If there are Two Covered Persons, the age on the Activation Date is based on the age of the younger of the Two Covered Persons.
(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Higher Anniversary Value on or after the Covered Person's 65th birthday.
(3) If Two Covered Persons are elected, the Protected Income Payment
Percentage is 4.00% if the Income Base is increased to a new Higher Anniversary Value on or after the younger Covered Person's 65th birthday.



                          POLARIS INCOME PLUS DAILY FLEX

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PERCENTAGE TABLE
-------------------------------------------------------------------------------

The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown:

-----------------     ---------------     ---------------     ---------------
Number of Covered     Polaris Income      Polaris Income      Polaris Income
Persons and Age of    Plus Daily Flex     Plus Daily Flex     Plus Daily Flex
Covered Person(s)     Income Option 1     Income Option 2     Income Option 3
on the Activation
Date(1)
-----------------     ---------------     ---------------     ---------------
One Covered Person    3.25% / 2.75%(2)    3.25% / 2.75%(2)    2.50% / 2.50%
(Age 45 - 59)
-----------------     ---------------     ---------------     ---------------
One Covered Person    4.25% / 2.75%(2)    4.25% / 2.75%(2)    3.00% / 3.00%
(Age 60 - 64)
-----------------     ---------------     ---------------     ---------------
One Covered Person    6.00% / 4.00%       7.00% / 3.00%       4.75% / 4.75%
(Age 65 - 71)
-----------------     ---------------     ---------------     ---------------
One Covered Person    6.50% / 4.00%       7.50% / 3.00%       5.00% / 5.00%
(Age 72 and Older)
-----------------     ---------------     ---------------     ---------------
Two Covered Persons   2.75% / 2.75%(3)    2.75% / 2.75%(3)    2.25% / 2.25%
(Age 45 - 59)
-----------------     ---------------     ---------------     ---------------
Two Covered Persons   3.75% / 2.75%(3)    3.75% / 2.75%(3)    2.75% / 2.75%
(Age 60 - 64)
-----------------     ---------------     ---------------     ---------------
Two Covered Persons   5.50% / 4.00%       6.50% / 3.00%       4.25% / 4.25%
(Age 65 - 71)
-----------------     ---------------     ---------------     ---------------
Two Covered Persons   6.00% / 4.00%       7.00% / 3.00%       4.50% / 4.50%
(Age 72 and Older)

(1) If there are Two Covered Persons, the age on the Activation Date is based on the age of the younger of the Two Covered Persons.
(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.
(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.


Dated:  March 30, 2020

             Please keep this Supplement with your Prospectus